BlackRock 60/40 Target Allocation ETF V.I. Fund
2
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
March 31, 2023
Security Shares Value
Investment Companies
(a)
Equity Funds — 59.8%
iShares Core MSCI Emerging Markets ETF
(b)
. 381,857 $ 18,630,803
iShares Core S&P 500 ETF
(b)
............ 230,361 94,696,800
iShares ESG Aware MSCI USA ETF ....... 138,299 12,509,145
iShares MSCI EAFE Growth ETF
(b)
........ 324,732 30,420,894
iShares MSCI EAFE Value ETF .......... 429,219 20,829,998
iShares MSCI USA Min Vol Factor ETF ..... 124,810 9,078,679
iShares MSCI USA Quality Factor ETF ..... 272,409 33,796,423
iShares U.S. Infrastructure ETF .......... 108,261 4,040,301
iShares U.S. Technology ETF
(b)
.......... 149,972 13,918,901
237,921,944
Fixed-Income Funds — 40.2%
(b)
iShares 10-20 Year Treasury Bond ETF ..... 72,150 8,264,061
iShares Core Total USD Bond Market ETF ... 1,853,276 85,528,687
iShares Fallen Angels USD Bond ETF ...... 175,861 4,444,007
iShares J.P. Morgan USD Emerging Markets
Bond ETF ....................... 51,919 4,479,571
iShares MBS ETF ................... 302,244 28,631,574
iShares U.S. Treasury Bond ETF ......... 1,231,350 28,788,963
160,136,863
Total Long-Term Investments — 100.0%
(Cost: $398,343,494) .............................. 398,058,807
Security Shares Value
Short-Term Securities
Money Market Funds — 38.4%
(a)(c)
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 4.70% ..................... 782,148 $ 782,148
SL Liquidity Series, LLC, Money Market Series,
5.01%
(d)
........................ 151,915,555 151,930,746
Total Short-Term Securities — 38.4%
(Cost: $152,720,441) .............................. 152,712,894
Total Investments — 138.4%
(Cost: $551,063,935) .............................. 550,771,701
Liabilities in Excess of Other Assets — (38.4) % ............ (152,846,467)
Net Assets — 100.0% ............................... $ 397,925,234
(a)
Affiliate of the Fund.
(b)
All or a portion of this security is on loan.
(c)
Annualized 7-day yield as of period end.
(d)
All or a portion of this security was purchased with the cash collateral from loaned securities.

BlackRock 60/40 Target Allocation ETF V.I. Fund

Schedule of Investments
(unaudited) (continued)
March 31, 2023
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
12/31/22
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/23
Shares
Held at
03/31/23 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class ... $ 848,962 $ — $ (66,814)
(a)
$ — $ — $ 782,148 782,148 $ 7,600 $ —
SL Liquidity Series, LLC, Money
Market Series ........... 14,522,958 137,404,235
(a)
— 11,101 (7,548) 151,930,746 151,915,555 61,886
(b)
—
iShares 0-5 Year High Yield
Corporate Bond ETF
(c)
..... 11,051,463 85,408 (11,276,403) 282,204 (142,672) — — 49,964 —
iShares 10-20 Year Treasury Bond
ETF .................. 8,777,725 2,482,895 (3,529,489) (850,294) 1,383,224 8,264,061 72,150 62,303 —
iShares Convertible Bond ETF
(c)
. 3,767,497 — (3,860,622) (45,511) 138,636 — — — —
iShares Core MSCI Emerging
Markets ETF ............ — 21,539,225 (2,398,947) (146,349) (363,126) 18,630,803 381,857 — —
iShares Core S&P 500 ETF .... 89,563,193 2,354,632 (3,425,209) 881,256 5,322,928 94,696,800 230,361 377,052 —
iShares Core S&P Small-Cap
ETF
(c)
................ 6,080,809 53,311 (6,029,875) (313,993) 209,748 — — — —
iShares Core Total USD Bond
Market ETF ............ 81,250,963 8,987,428 (6,917,183) (949,204) 3,156,683 85,528,687 1,853,276 476,144 —
iShares ESG Aware MSCI USA
ETF .................. 43,368,270 566,776 (32,951,501) 495,269 1,030,331 12,509,145 138,299 64,429 —
iShares Fallen Angels USD Bond
ETF .................. 4,286,594 122,482 (80,631) 531 115,031 4,444,007 175,861 38,857 —
iShares GSCI Commodity
Dynamic Roll Strategy ETF
(c)
. 3,382,293 — (3,311,800) (858,544) 788,051 — — — —
iShares J.P. Morgan USD
Emerging Markets Bond ETF . — 11,783,320 (7,106,847) (179,570) (17,332) 4,479,571 51,919 91,737 —
iShares MBS ETF .......... 22,385,584 6,390,409 (589,441) 40,428 404,594 28,631,574 302,244 146,293 —
iShares MSCI EAFE Growth ETF 18,759,978 9,421,350 (523,561) 40,314 2,722,813 30,420,894 324,732 — —
iShares MSCI EAFE Value ETF . 26,536,441 472,229 (7,386,515) (359,562) 1,567,405 20,829,998 429,219 — —
iShares MSCI Emerging Markets
Min Vol Factor ETF
(c)
...... 16,666,400 — (17,063,802) (597,826) 995,228 — — — —
iShares MSCI USA Min Vol Factor
ETF .................. 7,221,752 2,010,692 (197,094) (6,737) 50,066 9,078,679 124,810 39,695 —
iShares MSCI USA Momentum
Factor ETF
(c)
............ 7,602,807 71,056 (7,015,738) (262,036) (396,089) — — — —
iShares MSCI USA Quality Factor
ETF .................. — 32,728,029 (320,879) 2,220 1,387,053 33,796,423 272,409 98,921 —
iShares U.S. Infrastructure ETF . 3,903,063 102,866 (81,005) (227) 115,604 4,040,301 108,261 19,047 —
iShares U.S. Technology ETF .. 8,986,474 2,839,777 (238,953) 29,097 2,302,506 13,918,901 149,972 15,081 —
iShares U.S. Treasury Bond ETF 13,365,472 29,129,960 (13,920,010) (397,990) 611,531 28,788,963 1,231,350 — —
$ (3,185,423) $ 21,374,665 $ 550,771,701 $ 1,549,009 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
(c)
As of period end, the entity is no longer held.

BlackRock 60/40 Target Allocation ETF V.I. Fund

Schedule of Investments
(unaudited) (continued)
March 31, 2023
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value ("NAV") as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Investment Companies .................................... $ 398,058,807 $ — $ — $ 398,058,807
Short-Term Securities
Money Market Funds ...................................... 782,148 — — 782,148
$ 398,840,955 $ — $ — $ 398,840,955
Investments Valued at NAV
(a)
...................................... 151,930,746
$ —
$ 550,771,701
$ —
(a)
Certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
Portfolio Abbreviation
EAFE Europe, Australasia and Far East
ESG Environmental, Social And Governance
ETF Exchange-Traded Fund
MBS Mortgage-Backed Securities
MSCI Morgan Stanley Capital International
S&P Standard & Poor's
Currency Abbreviation
USD United States Dollar